Document and Entity Information	May 21, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	May 21, 2024
Entity File Number	0-50765
Entity Registrant Name	VILLAGE BANK AND TRUST FINANCIAL CORP.
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	16-1694602
Entity Address State Or Province	VA
Entity Address, Address Line One	13319 Midlothian Turnpike
Entity Address, City or Town	Midlothian
Entity Address, Postal Zip Code	23113
City Area Code	804
Local Phone Number	897-3900
Title of 12(b) Security	Common Stock, par value $4.00 per share
Trading Symbol	VBFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001290476
Amendment Flag	false